Variable Interest Entities and Securitizations (Carrying Amounts and Classification of Assets and Liabilities on Consolidated Balance Sheets that Relate to Variable Interests in Significant Unconsolidated VIEs) (Detail) - JPY (¥)
¥ in Millions
		Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Assets on consolidated balance sheets
Trading account assets		¥ 24,652,067	¥ 26,753,109
Loans		89,480,766	87,930,018
Total assets		231,550,704	221,651,474	¥ 211,218,800
Liabilities on MHFG's consolidated balance sheets and maximum exposure to loss related to unconsolidated VIEs
Payables under securities lending transactions		1,360,743	1,208,031
Trading account liabilities		14,859,383	10,877,538
Total		222,108,473	211,963,317
Maximum exposure to loss		809,000	816,000
Unconsolidated VIEs
Assets on consolidated balance sheets
Total assets		3,582,000	3,346,000
Mizuho Financial Group Inc | Unconsolidated VIEs
Assets on consolidated balance sheets
Trading account assets		143,000	127,000
Investments		430,000	513,000
Loans		92,000	66,000
Total assets		665,000	706,000
Liabilities on MHFG's consolidated balance sheets and maximum exposure to loss related to unconsolidated VIEs
Payables under securities lending transactions		54,000	53,000
Trading account liabilities		2,000	2,000
Total		56,000	55,000
Maximum exposure to loss	[1]	¥ 809,000	¥ 816,000

[1]	This represents the maximum amount the Group could possibly be required to record in its consolidated statements of income associated with on-balance-sheet exposures and off-balance-sheet liabilities such as undrawn commitments.